UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price U.S. Equity Research Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Management’s Discussion of Fund Performance
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCOX U.S. Equity Research
Fund –
.
PACOX U.S. Equity Research
Fund–
.
Advisor  Class
RRCOX U.S. Equity Research
Fund–
.
R  Class
PCCOX U.S. Equity Research
Fund–
.
I  Class
PCUZX U.S. Equity Research
Fund–
.
Z Class

T. ROWE PRICE U.S. Equity Research Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE U.S. Equity Research Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE U.S. Equity Research Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. Equity Research Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Information Technology 26.0% 28.0%
Health Care 16.3 14.2
Financials 11.9 13.2
Consumer Discretionary 10.1 10.7
Communication Services 7.0 8.2
Industrials and Business
Services 7.6 7.6
Consumer Staples 7.1 6.8
Energy 4.9 3.9
Utilities 3.2 2.6
Materials 3.0 2.2
Real Estate 2.5 2.0
Other and Reserves 0.4 0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE U.S. Equity Research Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Apple 7.8%
Microsoft 7.1
Alphabet 3.7
NVIDIA 3.4
Amazon.com 3.2
Meta Platforms 1.8
Tesla 1.7
Eli Lilly 1.5
Berkshire Hathaway 1.3
Exxon Mobil 1.3
UnitedHealth Group 1.3
Broadcom 1.2
Visa 1.2
JPMorgan Chase 1.1
Johnson & Johnson 1.0
Procter & Gamble 1.0
Accenture 0.9
Mastercard 0.9
Salesforce 0.9
Home Depot 0.9
T-Mobile U.S. 0.8
Netflix 0.8
Linde 0.8
Chevron 0.7
General Electric 0.7
Total 47.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE U.S. Equity Research Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE U.S. Equity Research Fund

U.S. EQUITY RESEARCH FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,188.80 $2.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.56   2.26
Advisor Class
Actual   1,000.00   1,187.40   3.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.22   3.61
R Class
Actual   1,000.00   1,185.80   5.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.84   5.01
I Class
Actual   1,000.00   1,189.50   1.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.06   1.76
Z Class
Actual   1,000.00   1,191.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.45%, the
2
Advisor Class was 0.72%, the
3
R Class was 1.00%, the
4
I Class was 0.35%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 36 .28 $ 45 .23 $ 36 .67 $ 30 .93 $ 23 .58 $ 26 .06
Investment activities
Net investment
income
(1)(2)
0 .20 0 .36 0 .34 0 .46 0 .36 0 .37
Net realized and
unrealized gain/loss 6 .65 ( 8 .85 ) 9 .90 5 .66 7 .29 ( 1 .53 )
Total from
investment activities 6 .85 ( 8 .49 ) 10 .24 6 .12 7 .65 ( 1 .16 )
Distributions
Net investment
income — ( 0 .32 ) ( 0 .31 ) ( 0 .32 ) ( 0 .17 ) ( 0 .29 )
Net realized gain — ( 0 .14 ) ( 1 .37 ) ( 0 .06 ) ( 0 .13 ) ( 1 .03 )
Total distributions — ( 0 .46 ) ( 1 .68 ) ( 0 .38 ) ( 0 .30 ) ( 1 .32 )
NET ASSET VALUE
End of period $ 43 .13 $ 36 .28 $ 45 .23 $ 36 .67 $ 30 .93 $ 23 .58

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
18 .88% ( 18 .80 ) % 27 .98% 19 .81% 32 .46% ( 4 .63 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .45%
(4)
0 .45% 0 .42% 0 .45% 0 .54% 0 .70%
Net expenses after
waivers/payments
by Price Associates 0 .45%
(4)
0 .45% 0 .42% 0 .45% 0 .53% 0 .69%
Net investment
income 1 .01%
(4)
0 .92% 0 .80% 1 .47% 1 .28% 1 .38%
Portfolio turnover rate 24 .7% 45 .4% 27 .5% 35 .6% 32 .3% 33 .5%
Net assets, end of
period (in millions) $3,542 $3,155 $4,047 $2,210 $1,792 $633
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 36 .24 $ 45 .21 $ 36 .69 $ 30 .88 $ 23 .54 $ 25 .99
Investment activities
Net investment
income
(1)(2)
0 .14 0 .22 0 .16 0 .36 0 .27 0 .28
Net realized and
unrealized gain/loss 6 .65 ( 8 .85 ) 9 .87 5 .64 7 .27 ( 1 .50 )
Total from
investment activities 6 .79 ( 8 .63 ) 10 .03 6 .00 7 .54 ( 1 .22 )
Distributions
Net investment
income — ( 0 .20 ) ( 0 .14 ) ( 0 .13 ) ( 0 .07 ) ( 0 .20 )
Net realized gain — ( 0 .14 ) ( 1 .37 ) ( 0 .06 ) ( 0 .13 ) ( 1 .03 )
Total distributions — ( 0 .34 ) ( 1 .51 ) ( 0 .19 ) ( 0 .20 ) ( 1 .23 )
NET ASSET VALUE
End of period $ 43 .03 $ 36 .24 $ 45 .21 $ 36 .69 $ 30 .88 $ 23 .54

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
18 .74% ( 19 .11 ) % 27 .39% 19 .44% 32 .04% ( 4 .86 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .72%
(4)
0 .82% 0 .86% 0 .77% 0 .86% 0 .99%
Net expenses after
waivers/payments
by Price Associates 0 .72%
(4)
0 .82% 0 .86% 0 .77% 0 .85% 0 .98%
Net investment
income 0 .74%
(4)
0 .55% 0 .37% 1 .17% 0 .96% 1 .04%
Portfolio turnover rate 24 .7% 45 .4% 27 .5% 35 .6% 32 .3% 33 .5%
Net assets, end of
period (in thousands) $43,538 $36,895 $35,556 $16,053 $25,556 $9,526
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 35 .90 $ 44 .82 $ 36 .42 $ 30 .76 $ 23 .45 $ 25 .94
Investment activities
Net investment
income
(1)(2)
0 .09 0 .10 0 .07 0 .25 0 .17 0 .21
Net realized and
unrealized gain/loss 6 .58 ( 8 .77 ) 9 .80 5 .61 7 .27 ( 1 .52 )
Total from
investment activities 6 .67 ( 8 .67 ) 9 .87 5 .86 7 .44 ( 1 .31 )
Distributions
Net investment
income — ( 0 .11 ) ( 0 .10 ) ( 0 .14 ) — ( 0 .15 )
Net realized gain — ( 0 .14 ) ( 1 .37 ) ( 0 .06 ) ( 0 .13 ) ( 1 .03 )
Total distributions — ( 0 .25 ) ( 1 .47 ) ( 0 .20 ) ( 0 .13 ) ( 1 .18 )
NET ASSET VALUE
End of period $ 42 .57 $ 35 .90 $ 44 .82 $ 36 .42 $ 30 .76 $ 23 .45

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
18 .58% ( 19 .35 ) % 27 .15% 19 .06% 31 .73% ( 5 .22 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .00%
(4)
1 .12% 1 .09% 1 .09% 1 .19% 1 .29%
Net expenses after
waivers/payments
by Price Associates 1 .00%
(4)
1 .12% 1 .09% 1 .09% 1 .18% 1 .29%
Net investment
income 0 .47%
(4)
0 .25% 0 .17% 0 .82% 0 .63% 0 .80%
Portfolio turnover rate 24 .7% 45 .4% 27 .5% 35 .6% 32 .3% 33 .5%
Net assets, end of
period (in thousands) $91,070 $81,938 $97,801 $13,750 $10,782 $6,766
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 36 .30 $ 45 .25 $ 36 .68 $ 30 .93 $ 23 .58 $ 26 .05
Investment activities
Net investment
income
(1)(2)
0 .22 0 .40 0 .37 0 .48 0 .43 0 .42
Net realized and
unrealized gain/loss 6 .66 ( 8 .85 ) 9 .91 5 .68 7 .24 ( 1 .53 )
Total from
investment activities 6 .88 ( 8 .45 ) 10 .28 6 .16 7 .67 ( 1 .11 )
Distributions
Net investment
income — ( 0 .36 ) ( 0 .34 ) ( 0 .35 ) ( 0 .19 ) ( 0 .33 )
Net realized gain — ( 0 .14 ) ( 1 .37 ) ( 0 .06 ) ( 0 .13 ) ( 1 .03 )
Total distributions — ( 0 .50 ) ( 1 .71 ) ( 0 .41 ) ( 0 .32 ) ( 1 .36 )
NET ASSET VALUE
End of period $ 43 .18 $ 36 .30 $ 45 .25 $ 36 .68 $ 30 .93 $ 23 .58

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
18 .95% ( 18 .72 ) % 28 .09% 19 .94% 32 .55% ( 4 .45 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .35%
(4)
0 .35% 0 .34% 0 .35% 0 .40% 0 .55%
Net expenses after
waivers/payments
by Price Associates 0 .35%
(4)
0 .35% 0 .34% 0 .35% 0 .40% 0 .54%
Net investment
income 1 .11%
(4)
1 .03% 0 .88% 1 .50% 1 .47% 1 .55%
Portfolio turnover rate 24 .7% 45 .4% 27 .5% 35 .6% 32 .3% 33 .5%
Net assets, end of
period (in thousands) $4,463,235 $4,161,650 $4,518,724 $3,649,570 $1,280,904 $55,693
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
. . Year
Ended
12/31/22
11/23/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 36 .17 $ 45 .09 $ 46 .17
Investment activities
Net investment income
(2)(3)
0 .29 0 .54 0 .06
Net realized and unrealized gain/loss 6 .64 ( 8 .83 ) 0 .70
Total from investment activities 6 .93 ( 8 .29 ) 0 .76
Distributions
Net investment income — ( 0 .49 ) ( 0 .47 )
Net realized gain — ( 0 .14 ) ( 1 .37 )
Total distributions — ( 0 .63 ) ( 1 .84 )
NET ASSET VALUE
End of period $ 43 .10 $ 36 .17 $ 45 .09
Ratios/Supplemental Data
Total return
(3)(4)
19 .16% ( 18 .44 ) % 1 .70%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .34%
(5)
0 .34% 0 .33%
(5)
Net expenses after waivers/payments by Price Associates 0 .00%
(5)
0 .00% 0 .00%
(5)
Net investment income 1 .47%
(5)
1 .42% 1 .33%
(5)
Portfolio turnover rate 24 .7% 45 .4% 27 .5%
Net assets, end of period (in thousands) $4,128,046 $3,922,679 $787,784
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 8.2%
Diversified Telecommunication Services 0.3%
AT&T  447,187 7,133
Verizon Communications  842,999 31,351
38,484
Entertainment 1.4%
Activision Blizzard  (1) 279,773 23,585
Netflix  (1) 219,935 96,879
Walt Disney  (1) 600,078 53,575
174,039
Interactive Media & Services 5.5%
Alphabet, Class A  (1) 1,534,345 183,661
Alphabet, Class C  (1) 2,217,217 268,217
Meta Platforms, Class A  (1) 784,141 225,033
676,911
Media 0.2%
Charter Communications, Class A  (1) 32,428 11,913
Comcast, Class A  411,538 17,099
29,012
Wireless Telecommunication Services 0.8%
T-Mobile U.S.  (1) 736,537 102,305
102,305
Total Communication Services 1,020,751
CONSUMER DISCRETIONARY 10.7%
Automobile Components 0.2%
Aptiv (1) 174,106 17,774
Magna International  177,140 9,998
27,772
Automobiles 1.7%
Tesla (1) 801,744 209,872
209,872
Broadline Retail 3.2%
Amazon.com (1) 2,990,439 389,834
389,834
Distributors 0.1%
Genuine Parts  48,054 8,132
8,132

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure 2.4%
Booking Holdings  (1) 13,988 37,772
Chipotle Mexican Grill  (1) 18,719 40,040
Hilton Worldwide Holdings  170,384 24,799
Las Vegas Sands  (1) 444,530 25,783
Marriott International, Class A  54,895 10,084
McDonald's  278,040 82,970
Royal Caribbean Cruises  (1) 178,930 18,562
Starbucks  339,194 33,601
Wynn Resorts  140,634 14,852
288,463
Household Durables 0.2%
NVR (1) 3,353 21,294
21,294
Specialty Retail 2.4%
AutoZone (1) 11,037 27,519
Burlington Stores  (1) 103,094 16,226
Home Depot  359,915 111,804
Lowe's  123,901 27,964
O'Reilly Automotive  (1) 42,469 40,571
Ross Stores  303,456 34,027
TJX  327,857 27,799
Ulta Beauty  (1) 31,153 14,660
300,570
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B  559,642 61,768
61,768
Total Consumer Discretionary 1,307,705
CONSUMER STAPLES 6.8%
Beverages 2.0%
Coca-Cola  1,355,213 81,611
Constellation Brands, Class A  161,204 39,677
Keurig Dr Pepper  782,817 24,479
Monster Beverage  (1) 461,901 26,531
PepsiCo  406,110 75,220
247,518
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale  146,266 78,747
Dollar General  113,152 19,211
Dollar Tree  (1) 104,841 15,045
Sysco  216,666 16,076

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  547,340 86,031
215,110
Food Products 0.5%
Darling Ingredients  (1) 88,634 5,654
Kraft Heinz  78,545 2,788
Mondelez International, Class A  664,648 48,479
Tyson Foods, Class A  89,666 4,577
61,498
Household Products 1.3%
Colgate-Palmolive  335,240 25,827
Kimberly-Clark  36,784 5,078
Procter & Gamble  819,385 124,334
155,239
Personal Care Products 0.4%
elf Beauty  (1) 55,201 6,306
Estee Lauder, Class A  112,593 22,111
Kenvue  (1) 757,345 20,009
48,426
Tobacco 0.8%
Altria Group  481,171 21,797
Philip Morris International  765,421 74,720
96,517
Total Consumer Staples 824,308
ENERGY 3.9%
Energy Equipment & Services 0.3%
Halliburton  235,245 7,761
Schlumberger  642,958 31,582
39,343
Oil, Gas & Consumable Fuels 3.6%
Chesapeake Energy  42,337 3,543
Chevron  576,144 90,656
ConocoPhillips  627,878 65,054
EOG Resources  288,063 32,966
EQT  123,253 5,069
Exxon Mobil  1,443,150 154,778
Hess  185,289 25,190
Marathon Petroleum  232,898 27,156
Pioneer Natural Resources  67,873 14,062
Suncor Energy  255,686 7,497
Valero Energy  79,067 9,275

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  220,962 7,210
442,456
Total Energy 481,799
FINANCIALS 13.2%
Banks 3.1%
Bank of America  1,874,507 53,780
Citigroup  611,663 28,161
Fifth Third Bancorp  907,832 23,794
Huntington Bancshares  1,662,916 17,926
JPMorgan Chase  906,242 131,804
Regions Financial  172,246 3,069
Truist Financial  139,587 4,237
U.S. Bancorp  1,031,306 34,074
Wells Fargo  1,962,566 83,762
Western Alliance Bancorp  104,043 3,795
384,402
Capital Markets 2.6%
Ares Management, Class A  161,455 15,556
Bank of New York Mellon  391,278 17,420
BlackRock  22,449 15,515
Cboe Global Markets  109,380 15,096
Charles Schwab  804,611 45,605
CME Group  105,921 19,626
Goldman Sachs Group  81,305 26,224
Intercontinental Exchange  286,107 32,353
MarketAxess Holdings  24,585 6,427
Moody's  73,362 25,510
Morgan Stanley  537,490 45,902
MSCI  24,866 11,669
S&P Global  98,628 39,539
316,442
Consumer Finance 0.4%
American Express  190,831 33,243
Capital One Financial  51,771 5,662
Discover Financial Services  62,140 7,261
46,166
Financial Services 5.1%
Apollo Global Management  226,877 17,426
Berkshire Hathaway, Class B  (1) 457,538 156,020
Corebridge Financial  1,785,658 31,535
Equitable Holdings  938,173 25,481
Fiserv  (1) 432,216 54,524
FleetCor Technologies  (1) 202,674 50,887

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Global Payments  346,179 34,106
Mastercard, Class A  289,727 113,950
Visa, Class A  602,991 143,198
627,127
Insurance 2.0%
American International Group  921,607 53,029
Chubb  318,126 61,258
Hartford Financial Services Group  626,831 45,144
Marsh & McLennan  139,355 26,210
MetLife  742,318 41,963
RenaissanceRe Holdings  112,875 21,054
248,658
Total Financials 1,622,795
HEALTH CARE 14.2%
Biotechnology 2.0%
AbbVie  638,852 86,073
Amgen  137,940 30,625
Apellis Pharmaceuticals  (1) 64,417 5,868
Biogen  (1) 50,934 14,509
Gilead Sciences  263,025 20,271
Moderna  (1) 51,599 6,269
Regeneron Pharmaceuticals  (1) 49,636 35,666
Vertex Pharmaceuticals  (1) 136,487 48,031
247,312
Health Care Equipment & Supplies 3.0%
Abbott Laboratories  343,493 37,448
Baxter International  537,088 24,470
Becton Dickinson & Company  137,090 36,193
Boston Scientific  (1) 180,372 9,756
DENTSPLY SIRONA  220,891 8,840
Dexcom  (1) 232,407 29,867
Intuitive Surgical  (1) 179,013 61,212
Medtronic  569,818 50,201
STERIS  77,090 17,344
Stryker  146,565 44,715
Teleflex  87,283 21,125
Zimmer Biomet Holdings  201,657 29,361
370,532
Health Care Providers & Services 3.0%
AmerisourceBergen  94,996 18,280
Cigna Group  155,869 43,737
Elevance Health  130,341 57,909
HCA Healthcare  33,667 10,218

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Humana  67,200 30,047
McKesson  80,195 34,268
Molina Healthcare  (1) 61,884 18,642
UnitedHealth Group  321,324 154,441
367,542
Life Sciences Tools & Services 1.7%
Agilent Technologies  239,812 28,837
Avantor  (1) 558,637 11,474
Charles River Laboratories International  (1) 45,682 9,605
Danaher  185,662 44,559
ICON  (1) 22,300 5,580
Illumina  (1) 49,000 9,187
IQVIA Holdings  (1) 33,805 7,598
Thermo Fisher Scientific  150,676 78,615
West Pharmaceutical Services  20,116 7,694
203,149
Pharmaceuticals 4.5%
AstraZeneca, ADR  268,364 19,207
Bristol-Myers Squibb  140,138 8,962
Eli Lilly  393,329 184,463
Johnson & Johnson  751,177 124,335
Merck  718,147 82,867
Novo Nordisk, ADR  149,676 24,222
Pfizer  929,615 34,098
Viatris  2,648,220 26,429
Zoetis  240,844 41,476
546,059
Total Health Care 1,734,594
INDUSTRIALS & BUSINESS SERVICES 7.6%
Aerospace & Defense 1.5%
Boeing (1) 158,705 33,512
General Dynamics  75,530 16,250
Howmet Aerospace  51,361 2,546
Huntington Ingalls Industries  48,613 11,064
L3Harris Technologies  123,161 24,111
Northrop Grumman  60,687 27,661
Raytheon Technologies  346,791 33,972
TransDigm Group  38,001 33,980
183,096
Air Freight & Logistics 0.2%
FedEx  100,910 25,016
25,016

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 0.4%
Carrier Global  509,743 25,339
Johnson Controls International  142,792 9,730
Trane Technologies  46,646 8,922
43,991
Commercial Services & Supplies 0.5%
Cintas  27,240 13,541
Copart  (1) 135,922 12,397
Republic Services  74,178 11,362
Waste Connections  170,106 24,313
61,613
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings  (1) 51,270 2,450
2,450
Electrical Equipment 0.3%
AMETEK  159,297 25,787
Emerson Electric  50,849 4,596
Rockwell Automation  31,019 10,219
40,602
Ground Transportation 1.2%
Canadian Pacific Kansas City  61,215 4,944
CSX  90,100 3,072
JB Hunt Transport Services  110,637 20,029
Norfolk Southern  95,056 21,555
Old Dominion Freight Line  104,148 38,509
Saia  (1) 57,558 19,708
Union Pacific  195,850 40,075
147,892
Industrial Conglomerates 1.8%
3M  105,609 10,570
General Electric  816,552 89,698
Honeywell International  316,422 65,658
Roper Technologies  111,062 53,399
219,325
Machinery 1.4%
Caterpillar  58,369 14,362
Cummins  200,552 49,167
Ingersoll Rand  438,698 28,673
Otis Worldwide  243,627 21,685
PACCAR  190,289 15,918
Stanley Black & Decker  407,926 38,227
168,032

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.2%
Alaska Air Group  (1) 48,001 2,553
Southwest Airlines  324,812 11,761
United Airlines Holdings  (1) 139,299 7,643
21,957
Professional Services 0.1%
Broadridge Financial Solutions  92,157 15,264
15,264
Trading Companies & Distributors 0.0%
United Rentals  8,209 3,656
3,656
Total Industrials & Business Services 932,894
INFORMATION TECHNOLOGY 28.0%
Communications Equipment 0.3%
Arista Networks  (1) 110,136 17,848
Cisco Systems  328,001 16,971
34,819
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A  9,639 819
Teledyne Technologies  (1) 57,349 23,577
Trimble  (1) 286,760 15,181
39,577
IT Services 1.0%
Accenture, Class A  371,341 114,589
Cognizant Technology Solutions, Class A  101,277 6,611
121,200
Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices  (1) 475,644 54,181
Applied Materials  182,780 26,419
ASML Holding  26,374 19,115
Broadcom  168,075 145,793
Enphase Energy  (1) 28,357 4,749
Entegris  148,000 16,401
First Solar  (1) 19,577 3,722
Intel  814,300 27,230
KLA  95,082 46,117
Lam Research  66,195 42,554
Lattice Semiconductor  (1) 133,539 12,829
Marvell Technology  292,160 17,465
Monolithic Power Systems  38,637 20,873
NVIDIA  979,443 414,324
ON Semiconductor  (1) 291,069 27,529

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SolarEdge Technologies  (1) 28,778 7,743
887,044
Software 11.0%
Adobe (1) 170,322 83,286
Cadence Design Systems  (1) 164,129 38,492
Descartes Systems Group  (1) 129,083 10,341
DocuSign  (1) 496,556 25,369
Fair Isaac  (1) 7,392 5,982
Fortinet  (1) 407,402 30,795
Gen Digital  1,163,439 21,582
Intuit  146,558 67,151
Microsoft  2,571,057 875,548
Salesforce  (1) 530,893 112,156
ServiceNow  (1) 44,892 25,228
Synopsys  (1) 107,998 47,023
Zoom Video Communications, Class A  (1) 43,940 2,983
1,345,936
Technology Hardware, Storage & Peripherals 8.2%
Apple  4,941,500 958,503
Pure Storage, Class A  (1) 817,194 30,089
Western Digital  (1) 342,530 12,992
1,001,584
Total Information Technology 3,430,160
MATERIALS 2.2%
Chemicals 1.4%
Air Products & Chemicals  18,414 5,516
CF Industries Holdings  216,945 15,060
FMC  51,433 5,367
Linde  253,557 96,625
Nutrien  93,448 5,518
RPM International  125,559 11,266
Sherwin-Williams  109,400 29,048
168,400
Construction Materials 0.1%
Vulcan Materials  77,931 17,569
17,569
Containers & Packaging 0.4%
Avery Dennison  61,884 10,632
Ball  287,211 16,719
Packaging Corp. of America  42,505 5,617
Sealed Air  150,870 6,035

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Westrock  231,563 6,731
45,734
Metals & Mining 0.2%
Freeport-McMoRan  219,878 8,795
Newmont  142,628 6,085
Steel Dynamics  52,385 5,706
20,586
Paper & Forest Products 0.1%
West Fraser Timber  (2) 146,885 12,629
12,629
Total Materials 264,918
REAL ESTATE 2.0%
Health Care Real Estate Investment Trusts 0.2%
Welltower, REIT  252,439 20,420
20,420
Industrial Real Estate Investment Trusts 0.5%
Prologis, REIT  332,990 40,834
Rexford Industrial Realty, REIT  326,516 17,051
57,885
Real Estate Management & Development 0.0%
CoStar Group  (1) 63,208 5,625
5,625
Residential Real Estate Investment Trusts 0.3%
American Homes 4 Rent, Class A, REIT  185,942 6,592
AvalonBay Communities, REIT  77,759 14,717
Equity LifeStyle Properties, REIT  91,800 6,141
Essex Property Trust, REIT  41,662 9,761
Sun Communities, REIT  38,557 5,030
42,241
Retail Real Estate Investment Trusts 0.1%
Simon Property Group, REIT  105,435 12,176
12,176
Specialized Real Estate Investment Trusts 0.9%
American Tower, REIT  137,005 26,571
Equinix, REIT  36,061 28,270
Extra Space Storage, REIT  74,606 11,105
Public Storage, REIT  68,420 19,970
SBA Communications, REIT  105,827 24,526
Weyerhaeuser, REIT  131,356 4,402
114,844
Total Real Estate 253,191

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 2.6%
Electric Utilities 1.5%
Evergy  351,609 20,541
FirstEnergy  647,095 25,159
NextEra Energy  390,916 29,006
PG&E  (1) 2,947,045 50,925
Southern  831,360 58,403
Xcel Energy  58,953 3,665
187,699
Multi-Utilities 1.1%
Ameren  254,116 20,754
CMS Energy  359,914 21,145
Dominion Energy  1,021,436 52,900
DTE Energy  182,868 20,119
Sempra Energy  101,837 14,826
WEC Energy Group  28,044 2,475
132,219
Total Utilities 319,918
Total Common Stocks (Cost $9,268,459) 12,193,033
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 5.11%  (3)(4) 49,134,721 49,135
49,135
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.248%, 12/14/23  (5) 3,620,000 3,534
3,534
Total Short-Term Investments (Cost $52,670) 52,669

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(4) 4,364,250 4,364
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,364
Total Securities Lending Collateral (Cost $4,364) 4,364
Total Investments in Securities
99.9% of Net Assets
(Cost $9,325,493) $ 12,250,066
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(3) Seven-day yield
(4) Affiliated Companies
(5) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 250 S&P 500 E-Mini Index contracts 9/23 56,103 $ 1,200
Net payments (receipts) of variation margin to date (612)
Variation margin receivable (payable) on open futures contracts $ 588

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.11% $ — $ — $ 895 ++
Totals $ — # $ — $ 895 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ — ¤ ¤ $ 4,364
T. Rowe Price Treasury Reserve
Fund, 5.11% 63,344 ¤ ¤ 49,135
Total $ 53,499 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $895 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $53,499.

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,325,493) $ 12,250,066
Receivable for investment securities sold 34,910
Receivable for shares sold 18,186
Dividends and interest receivable 8,381
Due from affiliates 1,105
Variation margin receivable on futures contracts 588
Foreign currency (cost $89) 89
Other assets 518
Total assets 12,313,843
Liabilities
Payable for shares redeemed 19,298
Payable for investment securities purchased 18,575
Obligation to return securities lending collateral 4,364
Investment management fees payable 3,269
Payable to directors 10
Other liabilities 721
Total liabilities 46,237
NET ASSETS $ 12,267,606

T. ROWE PRICE U.S. Equity Research Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,794,042
Paid-in capital applicable to 284,426,073 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 9,473,564
NET ASSETS $ 12,267,606
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,541,717; Shares outstanding: 82,115,412) $ 43.13
Advisor Class
(Net assets: $43,538; Shares outstanding: 1,011,815) $ 43.03
R Class
(Net assets: $91,070; Shares outstanding: 2,139,286) $ 42.57
I Class
(Net assets: $4,463,235; Shares outstanding: 103,374,375) $ 43.18
Z Class
(Net assets: $4,128,046; Shares outstanding: 95,785,185) $ 43.10

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $223) $ 85,850
    Interest 78
Securities lending 5
Total income 85,933
Expenses
Investment management 19,185
Shareholder servicing
Investor Class $ 1,709
Advisor Class 26
R Class 68
I Class 117 1,920
Rule 12b-1 fees
Advisor Class 48
R Class 215 263
Prospectus and shareholder reports
Investor Class 75
R Class 1
I Class 96
Z Class 1 173
Custody and accounting 215
Proxy and annual meeting 149
Registration 121
Directors 20
Legal and audit 13
Miscellaneous 39
Waived / paid by Price Associates (7,057)
Total expenses 15,041
Net investment income 70,892

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 399,522
Futures 4,705
Net realized gain 404,227
Change in net unrealized gain / loss
Securities 1,599,277
Futures 1,177
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss 1,600,453
Net realized and unrealized gain / loss 2,004,680
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,075,572

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 70,892 $ 124,781
Net realized gain (loss) 404,227 (379,507)
Change in net unrealized gain / loss 1,600,453 (1,960,220)
Increase (decrease) in net assets from operations 2,075,572 (2,214,946)
Distributions to shareholders
Net earnings
Investor Class – (40,346)
Advisor Class – (345)
R Class – (590)
I Class – (56,668)
Z Class – (67,664)
Decrease in net assets from distributions – (165,613)
Capital share transactions
*
Shares sold
Investor Class 291,924 1,733,645
Advisor Class 4,616 21,595
R Class 7,303 25,267
I Class 297,245 1,640,674
Z Class 193,254 3,927,421
Distributions reinvested
Investor Class – 39,970
Advisor Class – 344
R Class – 590
I Class – 56,186
Z Class – 67,664
Shares redeemed
Investor Class (477,441) (1,874,812)
Advisor Class (4,785) (12,252)
R Class (12,990) (22,416)
I Class (728,496) (1,073,449)
Z Class (736,299) (279,023)
Increase (decrease) in net assets from capital share
transactions (1,165,669) 4,251,404

T. ROWE PRICE U.S. Equity Research Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase during period 909,903 1,870,845
Beginning of period 11,357,703 9,486,858
End of period $ 12,267,606 $ 11,357,703
*Share information (000s)
Shares sold
Investor Class 7,346 45,406
Advisor Class 116 548
R Class 188 663
I Class 7,514 40,943
Z Class 5,065 96,561
Distributions reinvested
Investor Class – 1,054
Advisor Class – 9
R Class – 16
I Class – 1,481
Z Class – 1,790
Shares redeemed
Investor Class (12,187) (48,986)
Advisor Class (122) (326)
R Class (331) (579)
I Class (18,796) (27,632)
Z Class (17,736) (7,368)
Increase (decrease) in shares outstanding (28,943) 103,580

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks. The fund has five classes of shares: the U.S. Equity
Research Fund (Investor Class), the U.S. Equity Research Fund–Advisor Class
(Advisor Class), the U.S. Equity Research Fund–R Class (R Class), the U.S. Equity
Research Fund–I Class (I Class) and the U.S. Equity Research Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE U.S. Equity Research Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended June 30, 2023, the fund realized
$356,053,000 of net gain on $586,181,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open

T. ROWE PRICE U.S. Equity Research Fund

for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Equity Research Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE U.S. Equity Research Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Equity Research Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,193,033 $ — $ — $ 12,193,033
Short-Term Investments 49,135 3,534 — 52,669
Securities Lending Collateral 4,364 — — 4,364
Total Securities 12,246,532 3,534 — 12,250,066
Futures Contracts* 1,200 — — 1,200
Total $ 12,247,732 $ 3,534 $ — $ 12,251,266
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 1,200
*
Total $ 1,200
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 4,705
Total $ 4,705
Change in Unrealized
Gain (Loss)
Equity derivatives $ 1,177
Total $ 1,177

T. ROWE PRICE U.S. Equity Research Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
June 30, 2023, securities valued at $2,526,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in

T. ROWE PRICE U.S. Equity Research Fund

excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $4,351,000;
the value of cash collateral and related investments was $4,364,000.

T. ROWE PRICE U.S. Equity Research Fund

Other Purchases and sales of portfolio securities other than short-term securities aggregated $2,914,225,000 and $4,026,578,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $392,941,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $9,541,150,000. Net unrealized gain aggregated $2,710,115,000 at period-end, of which $3,059,128,000 related to appreciated investments and $349,013,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards

T. ROWE PRICE U.S. Equity Research Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%. Effective November 1, 2019, Price Associates has
agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.33% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended June 30, 2023.
Effective June 1, 2023, the Advisor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below.
During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses)
that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE U.S. Equity Research Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
At June 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the
Advisor Class R Class I Class Z Class
Expense limitation/I Class
Limit 0.93% 1.18% 0.04% 0.00%
Expense limitation date 04/30/24 04/30/24 04/30/24 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(7,057)

T. ROWE PRICE U.S. Equity Research Fund

fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class.
For the six months ended June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $340,000 for T. Rowe Price Services, Inc.;
and $8,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan.
Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $48,000 for shareholder servicing costs related to the college savings plans, of which $9,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, approximately 5%
of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE U.S. Equity Research Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $444,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE U.S. Equity Research Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. Equity Research Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 245,967,825 559,460
Mark J. Parrell 245,839,230 677,147
Kellye L. Walker 245,966,901 561,387
Eric L. Veiel 245,817,345 696,365

T. ROWE PRICE U.S. Equity Research Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE U.S. Equity Research Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. However, the fund has a contractual limitation in place whereby the Adviser has agreed to permanently waive any portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.33% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the Adviser by the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE U.S. Equity Research Fund

group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE U.S. Equity Research Fund

first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Expense Universe, and Advisor Class
Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class
Expense Group, Expense Universe, and Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F108-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Equity Research Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023